Note 8 - Goodwill and Other Intangible Assets (Details) - Changes in Carrying Value of Goodwill (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in Carrying Value of Goodwill [Abstract]
Balance	$ 18,046	$ 17,452
Acquisition	4,725	999
Foreign currency	(156)	(405)
Balance	$ 22,615	$ 18,046